Discontinued Operations - Summary of Financial Impact of Discontinued Operations (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of Discontinued Operations [line items]
Proceeds 1	$ 6,410
Gain (Loss) on Sale	4,380
Gain (Loss) on Sale Net of Income Taxes	3,473
AOCI	(19)
Net Earnings and Retained Earnings	3,492
SQM [member]
Disclosure of Discontinued Operations [line items]
Proceeds 1	5,126
Gain (Loss) on Sale	4,278
Gain (Loss) on Sale Net of Income Taxes	3,366
Net Earnings and Retained Earnings	3,366
ICL [member]
Disclosure of Discontinued Operations [line items]
Proceeds 1	685
Gain (Loss) on Sale	(19)
Gain (Loss) on Sale Net of Income Taxes	(19)
AOCI	(19)
APC [member]
Disclosure of Discontinued Operations [line items]
Proceeds 1	501
Gain (Loss) on Sale	121
Gain (Loss) on Sale Net of Income Taxes	126
Net Earnings and Retained Earnings	126
Conda Phosphate operations [member]
Disclosure of Discontinued Operations [line items]
Proceeds 1	$ 98